Related party disclosures - Additional Information (Detail) € in Thousands	12 Months Ended
Dec. 31, 2024 EUR (€) shares
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions | €	€ 0
Directors and executive officers [Member]
Disclosure of transactions between related parties [line items]
Number of share options forfeited in share-based payment arrangement	0
Key management personnel of entity or parent [member] | Service Options [Member] | Immatics GmbH [Member]
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement	718,000